LEASES	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
LEASES
 NOTE 10 - LEASES

a.	General

As of December 31, 2023, the Group had right of use assets related to leased buildings used as the Group’s used for operating activities. Set forth below are the right-of-use asset years of depreciation and the interest rates used to discount the lease payments:

	Years of depreciation	Interest rate
Buildings	2-4	1.5%-5%
Technological equipment	3-5	3.88%

b.	Composition and movement of right-of-use assets:

The following is the composition of right-of-use asset balances as of December 31, 2023:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2023	10,947	331	11,278
Additions during the year	338	-	338
Disposals	(455)	(331)	(786)
Other changes	257	-	257
Balance as of December 31, 2023	11,087	-	11,087

Depreciation and amortization:
Balance as of January 1, 2023	3,579	318	3,897
Depreciation during the year	2,167	11	2,178
Disposals	-	(329)	(329)
Balance as of December 31, 2023	5,746	-	5,746

Right-of-use assets - net	5,341	-	5,341

The following is the composition of right-of-use asset balances as of December 31, 2022:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2022	7,382	331	7,713
Additions during the year	2,048	-	2,048
Additions in respect of acquisition	1,722	-	1,722
Disposals	(462)	-	(462)
Other changes	257	-	257
Balance as of December 31, 2022	10,947	331	11,278

Depreciation and amortization:
Balance as of January 1, 2022	2,186	252	2,438
Depreciation during the year	1,731	66	1,797
Disposals	(338)	-	(338)
Balance as of December 31, 2022	3,579	318	3,897

Right-of-use assets - net	7,368	13	7,381

The following is the composition of right-of-use asset balances as of December 31, 2021:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Cost:
Balance as of January 1, 2021	5,752	331	6,083
Additions during the year	1,428	-	1,428
Other changes	202	-	202
Balance as of December 31, 2021	7,382	331	7,713

Depreciation and amortization:
Balance as of January 1, 2021	1,136	186	1,322
Depreciation during the year	1,050	66	1,116
Balance as of December 31, 2021	2,186	252	2,438

Right-of-use assets - net	5,196	79	5,275

c.	Composition and changes in lease liabilities

The following table summarizes the composition of lease liability balances as of December 31, 2023:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2023	8,141	9	8,150
Additions during the year	338	-	338
Interest expenses	330	-	330
Lease payments	(2,503)	(9)	(2,512)
Other changes	(12)	-	(12)
Balance as of December 31, 2023	6,294	-	6,294

Current maturities of lease liabilities	2,145	-	2,145
Long-term lease liabilities	4,149	-	4,149
Balance as of December 31, 2023	6,294	-	6,294

The following table summarizes the composition of lease liability balances as of December 31, 2022:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2022	6,769	126	6,895
Additions during the year	2,014	-	2,014
Additions in respect of acquisition	1,696	-	1,696
Disposals	(131)	-	(131)
Interest expenses	293	3	296
Lease payments	(2,036)	(111)	(2,147)
Other changes	(464)	(9)	(473)
Balance as of December 31, 2022	8,141	9	8,150

Current maturities of lease liabilities	2,197	9	2,206
Long-term lease liabilities	5,944	-	5,944
Balance as of December 31, 2022	8,141	9	8,150

The following table summarizes the composition of lease liability balances as of December 31, 2021:

	Buildings	Technological equipment	Total
	US Dollars in thousands
Balance as of January 1, 2021	6,245	229	6,474
Additions during the year	1,428	-	1,428
Interest expenses	207	7	214
Lease payments	(1,506)	(114)	(1,620)
Other changes	395	4	399
Balance as of December 31, 2021	6,769	126	6,895

Current maturities of lease liabilities	1,387	115	1,502
Long-term lease liabilities	5,382	11	5,393
Balance as of December 31, 2021	6,769	126	6,895

d.
The Group incurred expenses in the amounts of $330, $209 thousand and $168 thousand in 2023, 2022 and 2021, respectively, related to short-term leases, which were included in research and development expenses and selling, general and administrative expenses.